12. Concentrations (Details Narrative) (USD $)	3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Concentrations Details Narrative
Receivable from Ubinet	$ 426,271	$ 276,403
No single player wagered more than total ten percent gaming revenue	10.00%